Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Total	$ 17,587	$ 42,026	$ 39,426	$ 42,026
Below Market Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 17,587	$ 42,026	$ 39,426	$ 42,026